EQUITY	12 Months Ended
Dec. 31, 2024
Disclosure Equity Abstract
EQUITY

25)	EQUITY

a)	Capital and shareholders’ rights

The share capital, which is fully subscribed and paid, is divided into registered shares with no par value.

	On December 31, 2024	On December 31, 2023

Common	5,330,304,681	5,330,304,681
Preferred	5,311,865,547	5,311,865,547
Subtotal	10,642,170,228	10,642,170,228
Treasury (common shares)	(23,843,100)	-
Treasury (preferred shares)	(21,344,200)	-
Total outstanding shares	10,596,982,928	10,642,170,228

All the shareholders are entitled to receive, in total, a mandatory dividend of at least 30% of Bradesco’s annual net income, as shown in the statutory accounting records, adjusted by transfers to reserves. The Company has no obligation that is exchangeable for or convertible into shares. As a result, its diluted earnings per share is the same as the basic earnings per share.

In occurring any operation that changes the number of shares, simultaneously with the transaction in the Brazilian market, and with the same timeframes, an identical procedure is adopted in the international market, for the ADRs/GDRs traded in New York, USA, and Madrid, Spain.

b)	Reserves

Capital reserves

The capital reserve consists mainly of premiums paid by the shareholders upon subscription of shares. The capital reserve is used for (i) absorption of any losses in excess of accumulated losses and revenue reserves, (ii) redemption, reimbursement of purchase of shares, (iii) redemption of founders’ shares, (iv) transfer to share capital, and (v) payment of dividends to preferred shares, when this privilege is granted to them.

Revenue reserves

In accordance with Corporate Legislation, Bradesco and its Brazilian subsidiaries must allocate 5% of their annual corporate profit (as presented in the financial statements prepared in accordance with accounting practices adopted in Brazil (BRGAAP), applicable to institutions authorized to operate by the Central Bank of Brazil), after absorbing accumulated losses, to a legal reserve, the distribution of which is subject to certain limitations. The reserve can be used to increase capital or absorb losses, but cannot be distributed in the form of dividends.

The Statutory Reserve aims to maintain an operating margin that is compatible with the development of the Company’s active operations and may be formed by up to 100% of net income remaining after statutory allocations if proposed by the Board of Executive Officers, approved by the Board of Directors and ratified at the Shareholders’ Meeting, with the accumulated value limited to 95% of the Company’s paid-in capital share amount.

c)	Interest on equity/Dividends

The distribution of income is calculated on corporate income, as presented in the financial statements prepared in accordance with accounting practices adopted in Brazil (BRGAAP), applicable to institutions authorized to operate by the Central Bank of Brazil.

At a meeting of the Board of Directors on June 6, 2024, the Board of Directors approved the proposal for the payment of interest on shareholders' equity, related to the first half of 2024, in the amount of R$4,000,000 thousand, of which R$0.359141 per common share and R$0.395055 per preferred share, whose payment occurred on January 31, 2025.

At a meeting of the Board of Directors on September 19, 2024, the Board of Directors approved the proposal for the payment of interest on shareholders' equity, related to the second half of 2024, in the amount of R$2,000,000 thousand, of which R$0.179571 per common share and R$0.197528 per preferred share, whose payment will occur until April 30, 2025.

At a meeting of the Board of Directors on December 19, 2024, the Board of Directors approved the proposal for the additional interest on shareholders equity related to the second half of 2024, in the amount of R$2,975,700 thousand, of which R$0.267251 per common share and R$0.293976 per preferred share, whose payment will occur until July 31, 2025.

Interest on shareholders’ equity for the year ended December 31, 2024, is calculated as follows:

	R$ thousands	% (1)
Net income for the period	19,085,448
(-) Legal reserve	954,272
Adjusted calculation basis	18,131,176
Monthly and intermediary interest on shareholders’ equity (gross), paid	2,307,588
Paid intermediary interest on shareholders’ equity (gross)	4,000,000
Provisioned intermediary interest on shareholders’ equity (gross)	2,000,000
Additional provisioned interest on equity (gross)	2,975,700
Withholding income tax on interest on shareholders' equity	(1,692,493)
Interest on shareholders' equity (net) accumulated on December 31, 2024	9,590,795	52.90
Interest on shareholders' equity (net) accumulated on December 31, 2023	9,614,183	66.92
(1)	Percentage of interest on shareholders’ equity/the adjusted calculation basis.

Interest on equity were paid or recognized in provisions, as follows:

Description	R$ thousands
	Per share (gross)		Gross amount paid	Withholding Income Tax (IRRF) (15%)	Net amount paid
	Common	Preferred
Monthly interest on shareholders’ equity paid	0.206998	0.227698	2,312,804	346,921	1,965,883
Intermediary interest on shareholders’ equity paid	0.357994	0.393794	4,000,000	600,000	3,400,000
Supplementary interest on shareholders´ equity paid	0.447314	0.492046	4,998,000	749,700	4,248,300
Total year ended on December 31, 2023	1.012306	1.113538	11,310,804	1,696,621	9,614,183

Monthly interest on shareholders’ equity paid	0.206998	0.227698	2,307,588	346,138	1,961,450
Intermediary interest paid on shareholders’ equity (1)	0.359141	0.395055	4,000,000	600,000	3,400,000
Intermediary interest on shareholders’ equity provisioned (2)	0.179571	0.197528	2,000,000	300,000	1,700,000
Supplementary interest on shareholders’ equity provisioned (3)	0.267251	0.293976	2,975,700	446,355	2,529,345
Total year ended on December 31, 2024	1.012961	1.114257	11,283,288	1,692,493	9,590,795
(1)	Paid on January 31, 2025;
(2)	To be paid by April 30, 2025; and
(3)	To be paid by July 31, 2025.

d)	Treasury shares

On October 31, 2023, the Board of Directors resolved to institute a new buyback program that authorizes Bradesco's Board of Executive Officers to acquire, in the period from November 07, 2023 to May 07, 2025, up to 106,584,881 book-entry, registered shares, with no par value, with up to 53,413,506 common shares and up to 53,171,375 preferred shares, to be held in treasury and subsequently cancelled, without reducing the capital stock.

On December 31, 2024, 23,843,100 common shares and 21,344,200 preferred shares remained in treasury, amounting to R$568,728 thousand. The minimum, average and maximum cost per ordinary share (ON) is R$10.66, R$12.02 and R$12.61 and per preferred share (PN) is R$11.58, R$13.22 and R$13.97 respectively. The market value of these shares, on December 31, 2024, was R$10.64 per common share and R$11.56 per preferred share.